Subsequent events	12 Months Ended
Mar. 31, 2023
Subsequent Events [Abstract]
Subsequent events
32. Subsequent events
a) In its meeting held on April 4, 2022, the Board of Directors of the Bank approved a composite scheme of amalgamation (the “Scheme”) for the amalgamation of: (i) HDFC Investments Limited and HDFC Holdings Limited, each a subsidiary of HDFC Limited, with and into HDFC Limited, and (ii) HDFC Limited with and into HDFC Bank (the “Proposed Transaction”). The share exchange ratio shall be 42 equity shares of HDFC Bank (each having a face value of Rs. 1.0) for every

25

equity shares of HDFC Limited (each having a face value of Rs. 2.0).
Following the Board meeting held on April 4, 2022, the parties to the Scheme filed a company scheme application with the National Company Law Tribunal, Mumbai Bench (“NCLT”). Pursuant to the order dated October 14, 2022 by the NCLT, a shareholders’ meetings of HDFC Bank and HDFC Limited were convened. The Scheme was approved by the requisite majority of shareholders on November 25, 2022. On receipt of such shareholders’ approval, the parties to the Scheme filed a joint company scheme petition before the NCLT seeking sanction of the Scheme. The NCLT, after hearing the parties to the Scheme, sanctioned the Scheme on March 17, 2023.
In accordance with Clause 42 of the Scheme, the effectiveness of the Scheme is inter alia
subject to receipt of certain approvals and meeting various compliances under the applicable law and regulations. While the requisite approvals have been received by the parties, certain compliances are currently pending. The Scheme will be made effective shortly after completion of such compliances, including filing the NCLT Order with the Registrar of Companies, which is expected to occur on or about July 1, 2023.
Upon the Scheme becoming effective, the Bank will issue equity shares to the shareholders of HDFC Limited as on the record date, which is to be determined by the Boards of Directors of HDFC Limited and HDFC Bank, and the equity shares held by HDFC Limited in the Bank will be extinguished. The shares proposed to be issued pursuant to the Proposed Transaction will not be registered with the SEC under the Securities Act of 1933 or the securities law of any state or other jurisdiction of the United States, and are being offered and sold in reliance on certain exemptions from registration under the Securities Act of 1933.
b) In its meeting held on April 15, 2023, the Board of Directors of the Bank recommended a dividend of Rs. 19.0 per share for the fiscal year ended March 31, 2023 subject to approval of the shareholders at the next Annual General Meeting to be held. The amount of such dividend aggregated to
Rs. 106,015.1 million as
o
f March 31, 2023.